Tax charge - By nature of expense (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Tax charge attributable to shareholders:
Current tax attributable to shareholders	£ (90)
Deferred tax attributable to shareholders	(254)
Tax charge attributable to shareholders' returns	(344)	£ (309)
Tax charge attributable to policyholders:
Current tax attributable to policyholders	(111)
Deferred tax attributable to policyholders	78
Tax charge attributable to policyholders' returns	(33)	(393)
Total current tax charge	(201)	427
Total deferred tax charge	(176)
Total tax charge	(377)	(702)
Hong Kong
Tax charge attributable to policyholders:
Total current tax charge	£ 28	£ 37
Current tax charge (as a percent)	16.50%
Percentage of net insurance premium used to calculate income tax charge	5.00%	5.00%
Operating segments | Asia
Tax charge attributable to shareholders:
Current tax attributable to shareholders	£ (90)
Deferred tax attributable to shareholders	(49)
Tax charge attributable to shareholders' returns	(139)	£ (144)
Tax charge attributable to policyholders:
Current tax attributable to policyholders	(47)
Deferred tax attributable to policyholders	4
Tax charge attributable to policyholders' returns	(43)	(131)
Operating segments | US
Tax charge attributable to shareholders:
Deferred tax attributable to shareholders	(216)
Tax charge attributable to shareholders' returns	(216)	(46)
Operating segments | UK and Europe
Tax charge attributable to shareholders:
Current tax attributable to shareholders	(43)
Deferred tax attributable to shareholders	17
Tax charge attributable to shareholders' returns	(26)	(150)
Tax charge attributable to policyholders:
Current tax attributable to policyholders	(64)
Deferred tax attributable to policyholders	74
Tax charge attributable to policyholders' returns	10	(262)
Unallocated to a segment (other operations)
Tax charge attributable to shareholders:
Current tax attributable to shareholders	43
Deferred tax attributable to shareholders	(6)
Tax charge attributable to shareholders' returns	£ 37	£ 31